Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 4,100	Taxes	UNITED STATES	U.S Federal Government [Member]	Oil and Natural Gas [Member]	Well